Travelers Marquis Portfolios Prospectus:
The Travelers Separate Account TM For Variable Annuities
The Travelers Separate Account TM II For Variable Annuities

This prospectus describes Travelers Marquis Portfolios, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

Your premium (“Purchase Payments”) accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Putnam Variable Trust
AllianceBernstein Growth and Income Portfolio — Class B(1)	Putnam VT International Equity Fund — Class IB Shares(5)
AllianceBernstein Premier Growth Portfolio — Class B(2)	Putnam VT Small Cap Value Fund — Class IB Shares
American Funds Insurance Series	Salomon Brothers Variable Series Funds Inc.
Global Growth Fund — Class 2 Shares	All Cap Fund — Class I(6)
Growth Fund — Class 2 Shares	Investors Fund — Class I
Growth-Income Fund — Class 2 Shares	Smith Barney Investment Series
Delaware VIP Trust	Smith Barney Large Cap Core Portfolio
Delaware VIP REIT Series — Standard Class	The Travelers Series Trust
Delaware VIP Small Cap Value Series — Standard Class	Equity Income Portfolio
Dreyfus Variable Investment Fund	Federated High Yield Portfolio
Dreyfus Variable Investment Fund — Appreciation Portfolio —	Large Cap Portfolio
Initial Shares	Lazard International Stock Portfolio
Dreyfus Variable Investment Fund — Developing Leaders Portfolio	Merrill Lynch Large Cap Core Portfolio(7)
— Initial Shares(3)	MFS Emerging Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Mid Cap Growth Portfolio
Franklin Small Cap Fund — Class 2 Shares	MFS Value Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Pioneer Fund Portfolio(8)
Templeton Developing Markets Securities Fund — Class 2 Shares	U.S. Government Securities Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Travelers Series Fund Inc.
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio	Smith Barney Aggressive Growth Portfolio
Fundamental Value Portfolio	Smith Barney High Income Portfolio
Janus Aspen Series	Smith Barney Large Capitalization Growth Portfolio
Growth and Income Portfolio — Service Shares	Smith Barney Mid Cap Core Portfolio
International Growth Portfolio — Service Shares	Smith Barney Money Market Portfolio
Mid Cap Growth Portfolio — Service Shares(4)	Strategic Equity Portfolio(9)
Lazard Retirement Series, Inc.	Travelers Managed Income Portfolio
Lazard Retirement Small Cap Portfolio	Van Kampen Life Investment Trust
Lord Abbett Series Fund, Inc.	Emerging Growth Portfolio Class II Shares
Growth and Income Portfolio	Variable Annuity Portfolios
Mid-Cap Value Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio
PIMCO Variable Insurance Trust	Variable Insurance Products Fund III
Total Return Portfolio — Administrative Class	Mid Cap Portfolio — Service Class 2

_____________________

(1)	Formerly Growth and Income Portfolio — Class B	(6)	Formerly Capital Fund — Class I
(2)	Formerly Premier Growth Portfolio — Class B	(7)	Formerly MFS Research Portfolio
(3)	Formerly Small Cap Portfolio — Initial Shares	(8)	Formerly Utilities Portfolio
(4)	Formerly Aggressive Growth Portfolio — Service Shares	(9)	Formerly Alliance Growth Portfolio
(5)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003
(Supplemented December 22, 2003)

TABLE OF CONTENTS

Glossary	3	Payment Options	31
Summary	5	Election of Options	31
Fee Table	8	Annuity Options	32
Condensed Financial Information	14	Variable Liquidity Benefit	32
The Annuity Contract	14	Miscellaneous Contract Provisions	33
Contract Owner Inquiries	14	Right to Return	33
Purchase Payments	15	Termination	33
Accumulation Units	15	Required Reports	33
The Variable Funding Options	15	Suspension of Payments	33
Charges and Deductions	20	The Separate Accounts	33
General	20	Performance Information	34
Transfer Charge	20	Federal Tax Considerations	35
Administrative Charges	20	General Taxation of Annuities	35
Mortality and Expense Risk Charge	21	Types of Contracts: Qualified or Nonqualified	35
E.S.P. Charge	21	Qualified Annuity Contracts	35
GMWB Charge	21	Taxation of Qualified Annuity Contracts	35
Variable Funding Option Expenses	21	Mandatory Distributions for Qualified Plans	35
Premium Tax	21	Nonqualified Annuity Contracts	36
Changes in Taxes Based upon Premium		Diversification Requirements for Variable
or Value	21	Annuities	36
Transfers	21	Ownership of the Investments	37
Asset Allocation Program	22	Taxation of Death Benefit Proceeds	37
Access to Your Money	23	Other Tax Considerations	37
Guaranteed Minimum Withdrawal Benefit	23	Treatment of Charges for Optional Death Benefits	37
Systematic Withdrawals	24	Penalty Tax for Premature Distribution	37
Ownership Provisions	25	Puerto Rico Tax Considerations	37
Types of Ownership	25	Non-Resident Aliens	37
Contract Owner	25	Other Information	38
Beneficiary	25	The Insurance Companies	38
Annuitant	25	Financial Statements	38
Death Benefit	26	Distribution of Variable Annuity Contracts	38
Death Proceeds before the Maturity Date	26	Conformity with State and Federal Laws	39
Payment of Proceeds	28	Voting Rights	39
Spousal Contract Continuance	29	Legal Proceedings and Opinions	39
Beneficiary Contract Continuance	29	Appendix A: Condensed Financial Information
Death Proceeds after the Maturity Date	30	for The Travelers Insurance Company:
The Annuity Period	30	Separate Account TM	A-1
Maturity Date	30	Appendix B: Condensed Financial Information
Allocation of Annuity	31	for The Travelers Life and Annuity Company:
Variable Annuity	31	Separate Account TM II	B-1
Fixed Annuity	31	Appendix C: Contents of the Statement
		of Additional Information	C-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Marquis Portfolios

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities (“Separate Account TM”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities (“Separate Account TM II”). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. You can also make or lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2)

written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Asset Allocation Program. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payment has been returned in full.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.) Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Contract Administrative Charge

Annual Contract Administrative Charge	$40(1)

Other Charges

Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)

Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge (“M & E”) of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

	Standard Death Benefit	Enhanced Death Benefit

Mortality and Expense Risk Charge	1.55%	1.70%
Administrative Expense Charge	0.15%	0.15%
Total Separate Account Annual Charges with No Optional Features Selected	1.70%	1.85%
Optional E.S.P. Charge	0.20%	0.20%
Total Separate Account Annual Charges with E.S.P. Only Selected	1.95%	2.10%
Maximum Optional GMWB Charge	1.00%(3)	1.00%(3)
Total Separate Account Annual Charges with GMWB Only Selected	2.70%	2.85%
Total Separate Account Annual Charges with E.S.P. and GMWB Selected	2.95%	3.10%

Variable Funding Option Expenses:
The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or 12b-1 fees, and other expenses)	0.53%	1.84%

___________________

(1)	We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(2)	We do not currently assess the transfer charge.

(3)	The current charge for GMWB is 0.40%.

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(1)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(2)
Delaware VIP Small Cap Value Series — Standard Class	0.75%	—	0.10%	0.85%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(4)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(4)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(5)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(14)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(14)
Janus Aspen Series
Growth and Income Portfolio — Service Shares*	0.65%	0.25%	0.11%	1.01%(6)
International Growth Portfolio — Service Shares*	0.65%	0.25%	0.09%	0.99%(6)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(7)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(8)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(9)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(10)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(11)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(12)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	0.75%	—	0.67%	1.42%(13)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	0.76%	—	0.09%	0.85%(14)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(15)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(14)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(16)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(17)
Merrill Lynch Large Cap Core Portfolio	0.86%	—	0.08%	0.94%(18)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(14)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(18)
MFS Value Portfolio	0.81%	—	0.32%	1.13%(18)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(19)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(17)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(20)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(21)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(20)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(20)
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(20)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(22)

________________________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
       †   Closed to new investors.
       #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

     (2)   The Investment Adviser for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Ser ies pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (3)   The Investment Adviser for the Delaware VIP Small Cap Value Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreemen t, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (4)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (5)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (6)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

     (7)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (8)   The Fund maintains a voluntary expense cap of 1.25%.

     (9)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.

     (10)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.

     (11)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (12)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (13)   The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels. The Fund participated in a program under which it reveived a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund’s Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waiver of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating Expenses were 1.19%. We can modify or terminate voluntary waivers and/or absorptions at any time.

     (14)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (15)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (16)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (17)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (18)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (19)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (20)   Fund has a voluntary expense cap of 1.25%.

     (21)   Fund has a voluntary expense cap of 1.00%.

     (22)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	400	1211	2039	4185	400	1211	2039	4185
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	408	1234	2076	4253	408	1234	2076	4253
AllianceBernstein Premier Growth Portfolio — Class B	445	1342	2249	4563	445	1342	2249	4563
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	410	1243	2090	4278	410	1243	2090	4278
Growth Fund — Class 2 Shares	380	1154	1947	4015	380	1154	1947	4015
Growth-Income Fund — Class 2 Shares	375	1139	1923	3972	375	1139	1923	3972
Credit Suisse Trust
Emerging Markets Portfolio†	502	1504	2507	5012	502	1504	2507	5012
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	399	1208	2035	4177	399	1208	2035	4177
Delaware VIP Small Cap Value Series — Standard Class	400	1211	2039	4185	400	1211	2039	4185
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	456	1373	2299	4650	456	1373	2299	4650
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	410	1243	2090	4278	410	1243	2090	4278
Mid-Cap Value Portfolio	429	1297	2177	4434	429	1297	2177	4434
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	381	1157	1951	4024	381	1157	1951	4024
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	494	1482	2472	4952	494	1482	2472	4952
Putnam VT International Equity Fund — Class IB Shares	438	1322	2218	4507	438	1322	2218	4507
Putnam VT Small Cap Value Fund — Class IB Shares	431	1302	2186	4450	431	1302	2186	4450

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	411	1246	2095	4286	411	1246	2095	4286
Investors Fund — Class I	396	1200	2021	4152	396	1200	2021	4152
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	408	1234	2076	4253	408	1234	2076	4253
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	456	1373	2299	4650	456	1373	2299	4650
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	393	1191	2007	4126	393	1191	2007	4126
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	396	1200	2021	4152	396	1200	2021	4152
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	423	1280	2150	4385	423	1280	2150	4385
Mutual Shares Securities Fund — Class 2 Shares	420	1271	2136	4360	420	1271	2136	4360
Templeton Developing Markets Securities Fund — Class 2 Shares	496	1488	2481	4967	496	1488	2481	4967
Templeton Foreign Securities Fund — Class 2 Shares	429	1297	2177	4434	429	1297	2177	4434
Greenwich Street Series Fund
Appreciation Portfolio	392	1188	2002	4118	392	1188	2002	4118
Fundamental Value Portfolio	393	1191	2007	4126	393	1191	2007	4126
Janus Aspen Series
Growth and Income Portfolio — Service Shares	415	1257	2113	4319	415	1257	2113	4319
International Growth Portfolio — Service Shares	413	1251	2104	4302	413	1251	2104	4302
Mid Cap Growth Portfolio — Service Shares	407	1231	2072	4244	407	1231	2072	4244
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	400	1211	2039	4185	400	1211	2039	4185
Equity Income Portfolio	399	1208	2035	4177	399	1208	2035	4177
Federated High Yield Portfolio	404	1223	2058	4219	404	1223	2058	4219
Large Cap Portfolio	400	1211	2039	4185	400	1211	2039	4185
Lazard International Stock Portfolio	420	1271	2136	4360	420	1271	2136	4360
Merrill Lynch Large Cap Core Portfolio	408	1237	2081	4261	408	1237	2081	4261
MFS Emerging Growth Portfolio	404	1223	2058	4219	404	1223	2058	4219
MFS Mid Cap Growth Portfolio	408	1234	2076	4253	408	1234	2076	4253
MFS Value Portfolio	427	1291	2168	4418	427	1291	2168	4418
Pioneer Fund Portfolio	414	1254	2108	4311	414	1254	2108	4311
U.S. Government Securities Portfolio	359	1093	1848	3832	359	1093	1848	3832

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	400	1211	2039	4185	400	1211	2039	4185
Smith Barney Aggressive Growth Portfolio	398	1205	2030	4169	398	1205	2030	4169
Smith Barney High Income Portfolio	384	1165	1965	4050	384	1165	1965	4050
Smith Barney Large Capitalization Growth Portfolio	395	1197	2016	4143	395	1197	2016	4143
Smith Barney Mid Cap Core Portfolio	405	1225	2063	4228	405	1225	2063	4228
Smith Barney Money Market Portfolio	368	1119	1890	3911	368	1119	1890	3911
Strategic Equity Portfolio	398	1205	2030	4169	398	1205	2030	4169
Travelers Managed Income Portfolio	384	1165	1965	4050	384	1165	1965	4050
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	417	1263	2122	4335	417	1263	2122	4335
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	405	1225	2063	4228	405	1225	2063	4228
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	409	1240	2086	4269	409	1240	2086	4269

______________________

     †   Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Marquis Portfolios is a Contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	AIM Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	CRM
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Delaware VIP Small Cap Value Series — Standard Class	Seeks capital appreciation. The Fund normally invests in securities of small capitalization companies.	Delaware
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus

Funding Option	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Growth and Income Portfolio — Service Shares	Seeks long-term capital growth and current income. The Fund normally invests in common stocks selected for their growth potential and in securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
International Growth Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of issuers from at least five countries, excluding the U.S.	Janus Capital
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	Seeks long term capital growth. Current income is a secondary objective. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued relative to the market.	Strong Capital Management Inc.
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: Travelers Investment Management Company
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
Merrill Lynch Large Cap Core Portfolio	Seeks long-term capital growth. The Fund normally invests in a diversified portfolio of equity securities of large cap companies located in the United States	TAMIC Subadviser: Merrill Lynch Investment Managers, L.P.
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Value Portfolio	Seeks capital appreciation and reasonable income. The Fund normally invests in income producing equity securities of companies believed to be undervalued in the market.	TAMIC Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
U.S. Government Securities Portfolio	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	Fidelity Management & Research Company (“FMR”)

______________________

†	Closed to new investors.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)
    administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.55% annually. If you choose the Enhanced Death Benefit, this charge equals 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred
    the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group

  2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under an asset allocation program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

ASSET ALLOCATION PROGRAM

Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your financial consultant for additional information.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below. If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000 – (5,000 ×10,000/85,000

Change in Value due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

   The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P.  benefit, if any, will be paid.
   The total annual payment amount will equal the AWB and will never exceed your RBB and
   We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

Death Proceeds before the Maturity Date

Note:	If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to “Annuitant” with “owner.”

Standard Death Benefit

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

            (1)   the Contract Value on the Death Report Date or

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals.

Enhanced Death Benefit

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

            (1)   the Contract Value on the Death Report Date or

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals or

            (3)   the step-up value (if any, as described below).

Step-Up Value. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

   $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 — $9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

   $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 — $16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or if there is a Contingent Annuitant, then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural owner/trust)	The beneficiary (ies) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

_________________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (Nonqualified Contracts Only — Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary who continues the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject t o minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from

U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2%

annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washin gton Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.70% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 2.10% (Enhanced Death Benefit with E.S.P.). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix C.

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.606	71,514
	2001	1.000	0.883	41,391

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.924	0.706	451,412
	2001	1.000	0.924	393,635

Premier Growth Portfolio — Class B (5/01)	2002	0.854	0.580	254,433
	2001	1.000	0.854	46,304

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	0.898	0.781	199,865
	2001	1.012	0.898	197,721
	2000	1.503	1.012	172,677
	1999	0.843	1.503	30,889
	1998	1.000	0.843	27,219

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.267	1.302	497,132
	2001	1.185	1.267	306,300
	2000	0.917	1.185	203,266
	1999	0.958	0.917	30,843
	1998	1.000	0.958	13,403

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.201	1.115	266,573
	2001	1.093	1.201	188,264
	2000	0.940	1.093	79,165
	1999	1.005	0.940	37,900
	1998	1.000	1.005	5,244

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.030	0.844	664,780
	2001	1.156	1.030	897,310
	2000	1.183	1.156	820,955
	1999	1.080	1.183	404,436
	1998	1.000	1.080	69,574

Small Cap Portfolio — Initial Shares (9/98)	2002	1.235	0.982	459,177
	2001	1.339	1.235	699,418
	2000	1.202	1.339	529,777
	1999	0.992	1.202	175,277
	1998	1.000	0.992	90,951

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.256	0.881	280,424
	2001	1.508	1.256	266,271
	2000	1.837	1.508	314,051
	1999	1.072	1.837	24,048
	1998	1.000	1.072	10,667

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.843	37,702

Templeton Developing Markets Securities Fund — Class 2 (7/98)	2002	0.927	0.910	126,277
	2001	1.025	0.927	511,294
	2000	1.535	1.025	93,827
	1999	1.018	1.535	32,333
	1998	1.000	1.018	12,791

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	0.896	0.718	625,285
	2001	1.086	0.896	1,313,320
	2000	1.131	1.086	546,405
	1999	0.934	1.131	167,939
	1998	1.000	0.934	70,695

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.938	0.760	496,262
	2001	1.000	0.938	127,985

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund (continued)
Fundamental Value Portfolio (5/01)	2002	0.919	0.711	1,151,580
	2001	1.000	0.919	713,749

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	887,901
	2001	0.673	0.399	908,056
	2000	1.000	0.673	465,042

Growth and Income Portfolio — Service Shares (5/00)	2002	0.719	0.553	432,929
	2001	0.846	0.719	599,469
	2000	1.000	0.846	466,649

International Growth Portfolio — Service Shares (5/00)	2002	0.592	0.432	716,213
	2001	0.786	0.592	976,826
	2000	1.000	0.786	449,819

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.008	0.838	—
	2001	1.103	1.008	55,389
	2000	1.021	1.103	59,987
	1999	1.013	1.021	117,236
	1998	1.000	1.013	97,009

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.127	1,826,598
	2001	1.000	1.051	725,154

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.693	164,372
	2001	1.000	0.856	747,912

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.873	249,544
	2001	1.000	1.086	89,952

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.557	7,755
	2001	1.000	0.804	8,517

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	0.942	0.694	366,681
	2001	1.000	0.942	159,718

Investors Fund — Class I (10/98)	2002	1.215	0.919	700,557
	2001	1.289	1.215	972,771
	2000	1.138	1.289	415,791
	1999	1.036	1.138	310,855
	1998	1.000	1.036	24,856

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.806	17,892

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.073	0.811	139,192
	2001	1.048	1.073	186,167
	2000	0.989	1.048	183,365
	1999	1.035	0.989	40,237
	1998	1.000	1.035	21,778

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	0.856	0.657	—
	2001	1.098	0.856	38,685
	2000	1.229	1.098	63,125
	1999	1.034	1.229	43,585
	1998	1.000	1.034	10,809

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.330	1.120	132,421
	2001	1.410	1.330	243,418
	2000	1.229	1.410	249,527
	1999	1.102	1.229	130,522
	1998	1.000	1.102	25,371

Federated High Yield Portfolio (5/02)	2002	1.000	0.976	60,502

Jurika & Voyles Core Equity Portfolio (12/98)	2002	1.078	1.078	—
	2001	1.329	1.078	—
	2000	1.215	1.329	50,549

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Jurika & Voyles Core Equity Portfolio (continued)	1999	1.120	1.215	—
	1998	1.000	1.120	—

Large Cap Portfolio (8/98)	2002	0.976	0.741	1,836,295
	2001	1.201	0.976	2,241,811
	2000	1.429	1.201	1,915,349
	1999	1.124	1.429	609,907
	1998	1.000	1.124	43,623

Lazard International Stock Portfolio (7/98)	2002	0.698	0.597	1,133,470
	2001	0.962	0.698	1,929,050
	2000	1.104	0.962	1,100,451
	1999	0.923	1.104	358,549
	1998	1.000	0.923	152,201

Merrill Lynch Large Cap Core Portfolio (11/98)	2002	0.892	0.656	562,002
	2001	1.170	0.892	735,283
	2000	1.260	1.170	679,947
	1999	1.036	1.260	356,534
	1998	1.000	1.036	99,898

MFS Emerging Growth Portfolio (5/01)	2002	0.810	0.523	76,383
	2001	1.000	0.810	11,170

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	1,305,919
	2001	0.978	0.734	1,053,178
	2000	1.000	0.978	538,431

MFS Value Portfolio (11/98)	2002	1.108	0.946	639,840
	2001	1.116	1.108	342,122
	2000	1.017	1.116	255,805
	1999	0.985	1.017	129,620
	1998	1.000	0.985	27,741

U.S. Government Securities Portfolio (8/98)	2002	1.154	1.289	1,518,786
	2001	1.109	1.154	1,138,946
	2000	0.986	1.109	753,531
	1999	1.046	0.986	455,487
	1998	1.000	1.046	167,258

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	0.996	0.746	760,548
	2001	1.329	0.996	983,621
	2000	1.509	1.329	1,113,516
	1999	1.074	1.509	160,182
	1998	1.000	1.074	13,025

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.961	0.637	1,499,808
	2001	1.019	0.961	1,288,105
	2000	1.000	1.019	525,230

Smith Barney High Income Portfolio (8/98)	2002	0.819	0.779	925,354
	2001	0.866	0.819	1,067,254
	2000	0.958	0.866	784,035
	1999	0.949	0.958	467,863
	1998	1.000	0.949	99,255

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.179	0.872	2,604,167
	2001	1.371	1.179	2,813,671
	2000	1.498	1.371	2,125,193
	1999	1.165	1.498	980,806
	1998	1.000	1.165	222,326

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.936	0.744	334,013
	2001	1.000	0.936	256,409

Smith Barney Money Market Portfolio (9/98)	2002	1.109	1.105	10,584,421
	2001	1.088	1.109	1,314,594
	2000	1.044	1.088	407,508
	1999	1.013	1.044	241,033
	1998	1.000	1.013	157,837

Strategic Equity Portfolio (5/01)	2002	0.817	0.533	69,419
	2001	1.000	0.817	27,956

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Travelers Managed Income Portfolio (7/98)	2002	1.101	1.106	2,627,482
	2001	1.049	1.101	2,644,089
	2000	0.989	1.049	2,026,569
	1999	0.997	0.989	841,369
	1998	1.000	0.997	163,644

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.813	0.538	69,091
	2001	1.000	0.813	45,563

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.689	63,778
	2001	1.000	0.943	42,468

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.026	0.908	428,077
	2001	1.000	1.026	122,335

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	1.142	0.780	23,369
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.871	145,936
	2001	1.000	1.144	—

Premier Growth Portfolio — Class B (5/01)	2002	1.182	0.801	306,287
	2001	1.000	1.182	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	1.208	1.046	36,682
	2001	1.000	1.208	—

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.126	105,316
	2001	1.000	1.100	12,684

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.103	598
	2001	1.000	1.193	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.114	0.909	212,634
	2001	1.000	1.114	52,192

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.938	77,768
	2001	1.000	1.185	20,114

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.857	87,881
	2001	1.000	1.227	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	10,962

Templeton Developing Markets Securities Fund — Class 2 (7/98)	2002	1.138	1.113	1,793
	2001	1.000	1.138	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust (continued)
Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.133	0.904	32,833
	2001	1.000	1.133	—

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.917	57,650
	2001	1.000	1.136	—

Fundamental Value Portfolio (5/01)	2002	1.172	0.903	109,611
	2001	1.000	1.172	60,860

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.157	0.815	—
	2001	1.000	1.157	—

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.862	—
	2001	1.000	1.126	—

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.851	—
	2001	1.000	1.171	—

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.065	0.883	—
	2001	1.000	1.065	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.002	1.070	603,634
	2001	1.000	1.002	142,712

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.917	129,081
	2001	1.000	1.137	27,332

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.220	0.976	8,644
	2001	1.000	1.220	6,625

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust (continued)
Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	1.233	0.850	—
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.827	66,953
	2001	1.000	1.127	41,655

Investors Fund — Class I (10/98)	2002	1.133	0.854	271,336
	2001	1.000	1.133	80,548

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.803	—

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.193	0.897	—
	2001	1.000	1.193	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	1.128	0.864	—
	2001	1.000	1.128	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.193	1.001	—
	2001	1.000	1.193	—

Federated High Yield Portfolio (5/02)	2002	1.000	0.974	24,257

Jurika & Voyles Core Equity Portfolio (12/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.859	21,372
	2001	1.000	1.137	—

Lazard International Stock Portfolio (7/98)	2002	1.058	0.902	324,651
	2001	1.000	1.058	—

Merrill Lynch Large Cap Core Portfolio (11/98)	2002	1.151	0.843	—
	2001	1.000	1.151	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.784	—
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.612	291,957
	2001	1.000	1.221	—

MFS Value Portfolio (11/98)	2002	1.125	0.957	158,316
	2001	1.000	1.125	—

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.110	2,026
	2001	1.000	0.998	1,884

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.899	2,406
	2001	1.000	1.206	—

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.212	0.799	117,751
	2001	1.000	1.212	78,988

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.982	—
	2001	1.000	1.037	12,607

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.870	21,795
	2001	1.000	1.181	11,592

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.976	102,369
	2001	1.000	1.232	19,553

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.992	163,483
	2001	1.000	1.000	6,150

Strategic Equity Portfolio (5/01)	2002	1.147	0.746	—
	2001	1.000	1.147	—

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.981	779,899
	2001	1.000	0.980	29,869

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.747	—
	2001	1.000	1.133	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.214	0.884	38,080
	2001	1.000	1.214	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.989	—
	2001	1.000	1.123	—

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new Contract Owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new Contract Owners.

Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.70% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 2.10% (Enhanced Death Benefit with E.S.P.). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix C.

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.606	886,637
	2001	1.000	0.883	388,401

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.924	0.706	6,384,732
	2001	1.000	0.924	3,476,961

Premier Growth Portfolio — Class B (5/01)	2002	0.854	0.580	1,707,293
	2001	1.000	0.854	1,538,779

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	0.898	0.781	2,672,774
	2001	1.012	0.898	3,008,083
	2000	1.503	1.012	2,838,716
	1999	0.843	1.503	1,105,585
	1998	1.000	0.843	617,918

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.267	1.302	5,233,628
	2001	1.185	1.267	4,636,847
	2000	0.917	1.185	4,076,268
	1999	0.958	0.917	2,708,375
	1998	1.000	0.958	1,203,931

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.201	1.115	4,836,885
	2001	1.093	1.201	4,355,639
	2000	0.940	1.093	3,452,988
	1999	1.005	0.940	2,494,324
	1998	1.000	1.005	997,680

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.030	0.844	9,780,653
	2001	1.156	1.030	11,083,820
	2000	1.183	1.156	11,541,680
	1999	1.080	1.183	9,234,694
	1998	1.000	1.080	3,607,198

Small Cap Portfolio — Initial Shares (9/98)	2002	1.235	0.982	9,826,797
	2001	1.339	1.235	10,848,294
	2000	1.202	1.339	8,838,471
	1999	0.992	1.202	4,819,089
	1998	1.000	0.992	11,692,226

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.256	0.881	6,759,968
	2001	1.508	1.256	8,178,178
	2000	1.837	1.508	7,011,307
	1999	1.072	1.837	3,616,359
	1998	1.000	1.072	1,140,671

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.843	500,854

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	0.927	0.910	3,171,808
	2001	1.025	0.927	3,801,879
	2000	1.535	1.025	2,997,201
	1999	1.018	1.535	1,581,452
	1998	1.000	1.018	553,203

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	0.896	0.718	12,560,850
	2001	1.086	0.896	13,698,000
	2000	1.131	1.086	11,852,349
	1999	0.934	1.131	16,064,588
	1998	1.000	0.934	3,208,623

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.938	0.760	4,330,558
	2001	1.000	0.938	1,674,614

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund (continued)
Fundamental Value Portfolio (5/01)	2002	0.919	0.711	12,830,574
	2001	1.000	0.919	6,421,437

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	13,232,485
	2001	0.673	0.399	16,270,771
	2000	1.000	0.673	9,922,978

Growth and Income Portfolio — Service Shares (5/00)	2002	0.719	0.553	3,472,994
	2001	0.846	0.719	4,690,847
	2000	1.000	0.846	3,948,994

International Growth Portfolio — Service Shares (5/00)	2002	0.592	0.432	13,654,878
	2001	0.786	0.592	17,792,716
	2000	1.000	0.786	12,468,964

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.008	0.838	—
	2001	1.103	1.008	5,146,756
	2000	1.021	1.103	6,212,549
	1999	1.013	1.021	5,524,668
	1998	1.000	1.013	2,145,584

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.127	18,378,464
	2001	1.000	1.051	5,196,919

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.693	3,088,946
	2001	1.000	0.856	1,329,272

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.873	1,009,641
	2001	1.000	1.086	652,686

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.557	105,503
	2001	1.000	0.804	252,273

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	0.942	0.694	6,503,977
	2001	1.000	0.942	3,177,228

Investors Fund — Class I (10/98)	2002	1.215	0.919	16,296,829
	2001	1.289	1.215	18,303,758
	2000	1.138	1.289	10,810,997
	1999	1.036	1.138	7,439,494
	1998	1.000	1.036	2,216,940

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.806	491,361

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.073	0.811	2,896,144
	2001	1.048	1.073	3,655,838
	2000	0.989	1.048	3,760,800
	1999	1.035	0.989	3,899,036
	1998	1.000	1.035	1,223,602

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	0.856	0.657	—
	2001	1.098	0.856	2,374,181
	2000	1.229	1.098	2,634,561
	1999	1.034	1.229	2,328,085
	1998	1.000	1.034	707,170

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.330	1.120	4,474,489
	2001	1.410	1.330	6,130,457
	2000	1.229	1.410	6,695,493
	1999	1.102	1.229	5,262,368
	1998	1.000	1.102	1,803,332

Federated High Yield Portfolio (5/02)	2002	1.000	0.976	2,246,332

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.078	1.078	—
	2001	1.329	1.078	—
	2000	1.215	1.329	2,080,714
	1999	1.120	1.215	1,327,779
	1998	1.000	1.120	688,244

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
Large Cap Portfolio (8/98)	2002	0.976	0.741	22,138,586
	2001	1.201	0.976	26,078,528
	2000	1.429	1.201	24,049,820
	1999	1.124	1.429	12,235,302
	1998	1.000	1.124	2,626,893

Lazard International Stock Portfolio (7/98)	2002	0.698	0.597	24,811,387
	2001	0.962	0.698	26,495,747
	2000	1.104	0.962	23,431,580
	1999	0.923	1.104	15,199,353
	1998	1.000	0.923	5,353,658

Merrill Lynch Large Cap Core Portfolio (11/98)	2002	0.892	0.656	5,607,452
	2001	1.170	0.892	6,795,161
	2000	1.260	1.170	7,319,138
	1999	1.036	1.260	5,602,395
	1998	1.000	1.036	1,147,635

MFS Emerging Growth Portfolio (5/01)	2002	0.810	0.523	301,331
	2001	1.000	0.810	176,672

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	19,149,188
	2001	0.978	0.734	15,757,040
	2000	1.000	0.978	7,778,010

MFS Value Portfolio (11/98)	2002	1.108	0.946	10,529,874
	2001	1.116	1.108	9,787,956
	2000	1.017	1.116	7,279,135
	1999	0.985	1.017	7,026,564
	1998	1.000	0.985	2,138,258

U.S. Government Securities Portfolio (8/98)	2002	1.154	1.289	17,746,645
	2001	1.109	1.154	14,184,591
	2000	0.986	1.109	10,402,283
	1999	1.046	0.986	6,962,624
	1998	1.000	1.046	2,467,008

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	0.996	0.746	16,802,401
	2001	1.329	0.996	13,039,537
	2000	1.509	1.329	13,689,850
	1999	1.074	1.509	7,917,069
	1998	1.000	1.074	2,829,493

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.961	0.637	17,667,518
	2001	1.019	0.961	15,447,962
	2000	1.000	1.019	6,521,820

Smith Barney High Income Portfolio (8/98)	2002	0.819	0.779	17,060,498
	2001	0.866	0.819	19,872,625
	2000	0.958	0.866	17,409,472
	1999	0.949	0.958	11,849,075
	1998	1.000	0.949	4,153,841

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.179	0.872	37,813,309
	2001	1.371	1.179	40,179,549
	2000	1.498	1.371	34,728,875
	1999	1.165	1.498	20,512,758
	1998	1.000	1.165	5,546,493

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.936	0.744	4,813,912
	2001	1.000	0.936	2,148,792

Smith Barney Money Market Portfolio (9/98)	2002	1.109	1.105	24,522,332
	2001	1.088	1.109	50,263,541
	2000	1.044	1.088	30,154,400
	1999	1.013	1.044	15,470,047
	1998	1.000	1.013	16,945,764

Strategic Equity Portfolio (5/01)	2002	0.817	0.533	1,201,346
	2001	1.000	0.817	631,165

Travelers Managed Income Portfolio (7/98)	2002	1.101	1.106	46,789,996
	2001	1.049	1.101	52,746,610
	2000	0.989	1.049	43,936,884
	1999	0.997	0.989	29,609,709
	1998	1.000	0.997	9,136,205

Accumulation Unit Values (in dollars)

Minimum Expense
1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.813	0.538	552,800
	2001	1.000	0.813	531,538

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.689	1,392,276
	2001	1.000	0.943	941,855

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.026	0.908	2,260,935
	2001	1.000	1.026	423,144

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	1.142	0.780	188,376
	2001	1.000	1.142	77,881

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.871	1,324,525
	2001	1.000	1.144	433,464

Premier Growth Portfolio — Class B (5/01)	2002	1.182	0.801	368,128
	2001	1.000	1.182	642,184

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	1.208	1.046	91,419
	2001	1.000	1.208	11,914

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.126	385,208
	2001	1.000	1.100	87,129

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.103	464,807
	2001	1.000	1.193	61,060

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.114	0.909	273,513
	2001	1.000	1.114	53,041

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.938	211,836
	2001	1.000	1.185	66,604

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.857	376,676
	2001	1.000	1.227	47,052

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	72,324

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	1.138	1.113	175,803
	2001	1.000	1.138	28,505

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust (continued)
Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.133	0.904	581,551
	2001	1.000	1.133	51,101

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.917	767,635
	2001	1.000	1.136	301,770

Fundamental Value Portfolio (5/01)	2002	1.172	0.903	1,856,925
	2001	1.000	1.172	655,357

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.157	0.815	70,170
	2001	1.000	1.157	43,567

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.862	117,085
	2001	1.000	1.126	555,506

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.851	106,103
	2001	1.000	1.171	50,978

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.065	0.883	—
	2001	1.000	1.065	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.002	1.070	3,650,929
	2001	1.000	1.002	932,812

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.917	360,935
	2001	1.000	1.137	77,809

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.220	0.976	191,001
	2001	1.000	1.220	37,235

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	1.233	0.850	33,270
	2001	1.000	1.233	21,987

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.827	819,215
	2001	1.000	1.127	173,026

Investors Fund — Class I (10/98)	2002	1.133	0.854	1,005,163
	2001	1.000	1.133	220,043

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.803	148,905

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.193	0.897	—
	2001	1.000	1.193	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	1.128	0.864	—
	2001	1.000	1.128	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.193	1.001	—
	2001	1.000	1.193	—

Federated High Yield Portfolio (5/02)	2002	1.000	0.974	208,526

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.859	585,787
	2001	1.000	1.137	77,150

Lazard International Stock Portfolio (7/98)	2002	1.058	0.902	957,940
	2001	1.000	1.058	106,751

Merrill Lynch Large Cap Core Portfolio (11/98)	2002	1.151	0.843	82,716
	2001	1.000	1.151	59,692

MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.784	48,941
	2001	1.000	1.218	1,253

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.612	1,401,208
	2001	1.000	1.221	191,437

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Value Portfolio (11/98)	2002	1.125	0.957	1,012,827
	2001	1.000	1.125	213,699

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.110	951,673
	2001	1.000	0.998	267,096

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.899	67,654
	2001	1.000	1.206	822

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.212	0.799	2,012,701
	2001	1.000	1.212	1,056,299

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.982	283,108
	2001	1.000	1.037	76,534

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.870	2,021,347
	2001	1.000	1.181	540,144

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.976	962,056
	2001	1.000	1.232	150,616

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.992	2,136,289
	2001	1.000	1.000	514,730

Strategic Equity Portfolio (5/01)	2002	1.147	0.746	111,003
	2001	1.000	1.147	60,428

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.981	3,230,893
	2001	1.000	0.980	728,910

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.747	152,259
	2001	1.000	1.133	77,131

Accumulation Unit Values (in dollars)

Maximum Expense
1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.214	0.884	236,075
	2001	1.000	1.214	49,363

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.989	261,059
	2001	1.000	1.123	75,949

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new Contract Owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new Contract Owners.

Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

APPENDIX C

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

____________________________________________________________________________________________

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:	_______________________________________________
Address:	_______________________________________________
_______________________________________________

C-1

L-21254	May 1, 2003 (12/03)

                                       SUPPLEMENT DATED DECEMBER 22, 2003 TO THE
                                                    TRAVELERS MARQUIS PORTFOLIOS
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Marquis Portfolios prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The second paragraph under the Fee Table section is deleted in its entirety. The table is deleted and replaced with the following:

CONTRACT ADMINISTRATIVE CHARGE

       Annual Contract Administrative Charge...................    $40(1)

OTHER CHARGES

       TRANSFER CHARGE........................................     $10(2)
       (assessed on transfers that exceed 12 per year)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55%
and an administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

                                                              STANDARD DEATH BENEFIT  ENHANCED DEATH BENEFIT
                                                              ----------------------  -----------------------
Mortality and Expense Risk Charge...........................          1.55%                    1.70%

Administrative Expense Charge...............................          0.15%                    0.15%

TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH NO OPTIONAL
FEATURES SELECTED...........................................          1.70%                    1.85%

Optional E.S.P. Charge......................................          0.20%                    0.20%

TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. ONLY
SELECTED....................................................          1.95%                    2.10%

Maximum Optional GMWB Charge................................          1.00%(3)                 1.00%(3)

TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH GMWB ONLY
SELECTED....................................................          2.70%                    2.85%

TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. AND GMWB
SELECTED....................................................          2.95%                    3.10%

THE VARIABLE FUNDING OPTIONS

The following 2 paragraphs are added before the short descriptions of the underlying funds:

----------
(1)  We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.
(2)  We do not currently assess the transfer charge.
(3)  The current charge for GMWB is 0.40%.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and
TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the
Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each
Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different
Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees
(12b-1 fees) that are deducted from an Underlying Fund's assets as part of its
Total Annual Operating Expenses. The arrangements may vary for each Underlying
Fund.

BENEFICIARY CONTRACT CONTINUANCE

The first paragraph under the Beneficiary Contract Continuance section is deleted in its entirety and replaced with the following:

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death
Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The 2 paragraphs under "Distribution of Variable Annuity Contracts" are deleted in their entirety and replaced with the following:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC
("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and
Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford,
Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC
is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the
Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the
Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and
TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials;
however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities
Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation,
Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network
(including Financial Network Corporation, Locust Street Securities,
Multi-Financial Securities, IFG Network Securities, VESTAX Securities,
Washington Square Securities and PrimeVest Financial Services), Morgan Stanley,
Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial
Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the
Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The
Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company,
Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers,
L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

FEDERAL TAX CONSIDERATIONS

The current section on Federal Tax Considerations is deleted in its entirety and replaced with the following:

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The
Internal Revenue Code ("Code") governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax
Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income
(top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity
Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NONQUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section
403(b), corporate sponsored pension and profit-sharing plans (including 401(k)
plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts
(including earnings) may be withdrawn tax-free. The rights and benefits under a
Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or
Contract. The Contract is available as a vehicle for IRA rollovers and for other
Qualified Contracts. There are special rules which govern the taxation of
Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age
701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs).

A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS
IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NONQUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit
(deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs --
either as a withdrawal (distribution made prior to the Maturity Date), or as
Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the
Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to
Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after
April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase
Payments. These withdrawn earnings are includable in your taxable income. (See
Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the
Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you

when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a
Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified.
Final tax regulations define how Separate Accounts must be diversified. The
Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract
Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for
Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.
There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL DEATH BENEFITS

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10%
additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the

distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from nonqualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto
Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto
Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty.
NRAs should seek guidance from a tax adviser regarding their personal situation.

December 2003                                                        L-23134